Significant Accounting Policies (Details Narratives) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2016	Nov. 15, 2019	Aug. 26, 2019	May 01, 2019	Sep. 10, 2018	Nov. 30, 2013
Raw Materials	$ 0	$ 112,672
Work In Process	0	0
Raw Material Write Off	112,672	60,158
Work In Progress Write Off	0	73,927
Unsecured Convertible Debt, Principal Amount				$ 250,000	$ 140,800	$ 1,050,000	$ 500,000	$ 1,500,000
Finished Goods Write Off	0	102,374
Unsecured Convertible Debt Interest Rate				12.00%		12.00%
Debt Convertible Common Shares						1,779,661
Conversion Price Per Share				$ 0.12		$ 0.59
Finished Goods	0	0
Cash Equivalents	0	0
Mallinckrodt LLC [Member]
Up Front Payment Received			$ 3,000,000
Deferred Revenue	$ 0	$ 0